Share Capital - Schedule of Share Capital (Details) - CAD ($)				5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 16, 2019	Jun. 05, 2018	Jun. 01, 2017	May 21, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares)						32,198,453
Share capital issued ending (shares)							32,198,453
Equity					$ 6,195,363	$ 24,752,993	$ (107,894)	$ 6,195,363
Share issue costs						(1,741,640)	(854,256)	(2,366,809)
Equity				$ 8,283,846		(107,894)	6,195,363	8,283,846
At-the-market agreement
Disclosure of classes of share capital [line items]
Issued shares						$ 40,037,786	8,476,454	620,010
Public Offering
Disclosure of classes of share capital [line items]
Issued (shares)		1,532,278
Issued shares							$ 3,314,429	$ 11,606,882
Share issue costs		$ (1,418,356)
Warrant Derivatives
Disclosure of classes of share capital [line items]
Issued (shares)	4,619,773
Share issue costs	$ (699,427)
Equity Warrants
Disclosure of classes of share capital [line items]
Issued (shares)			16,445,000
Shares
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares)					14,988,995	32,198,453	17,399,749
Share capital issued ending (shares)					17,399,749	46,166,980	32,198,453	17,399,749
Equity					$ 285,193,061	$ 356,824,172	$ 311,077,859	$ 285,193,061
Share issue costs					(2,333,474)	(1,741,640)	(854,256)
Equity					$ 272,268,722	$ 311,077,859	$ 285,193,061
Shares | Incentive award plan
Disclosure of classes of share capital [line items]
Issued (shares)					28,297	234,172	323,301
Issued shares					$ 109,751	$ 732,367	$ 391,917
Shares | Common Stock Purchase Agreement
Disclosure of classes of share capital [line items]
Issued (shares)					797,691		2,494,943
Issued shares					$ 3,314,097		$ 5,403,385
Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued (shares)					18,002	12,182,532	4,425,040
Issued shares					$ 66,360	$ 40,037,786	$ 8,476,454
Shares | Stock option plan
Disclosure of classes of share capital [line items]
Issued (shares)					34,329	133,454
Issued shares					$ 158,976	$ 385,022
Shares | Public Offering
Disclosure of classes of share capital [line items]
Issued (shares)					1,532,278		4,619,773
Issued shares					$ 11,606,882		$ 3,314,429
Shares | Warrant Derivatives
Disclosure of classes of share capital [line items]
Issued (shares)						1,418,369	2,935,647
Issued shares						$ 6,332,778	$ 9,152,869
Shares | Equity Warrants
Disclosure of classes of share capital [line items]
Issued (shares)					157
Issued shares					$ 1,747
Pre-Consolidation | Shares
Disclosure of classes of share capital [line items]
Share capital issued, beginning (shares)				141,805,722				141,805,722
Share capital issued ending (shares)				142,396,222
Equity				$ 272,268,722
Share issue costs				(33,335)
Equity				$ 271,710,138				$ 271,710,138
Pre-Consolidation | Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued (shares)				519,500
Issued shares				$ 553,650
Pre-Consolidation | Shares | Stock option plan
Disclosure of classes of share capital [line items]
Issued (shares)				71,000
Issued shares				$ 38,269